Shareholder Report, Holdings (Details)	Nov. 30, 2024
PGIM Jennison Financial Services Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class A | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM Jennison Financial Services Fund - Class A | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Jennison Financial Services Fund - Class A | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM Jennison Financial Services Fund - Class A | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Financial Services Fund - Class A | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Financial Services Fund - Class A | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Financial Services Fund - Class A | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Financial Services Fund - Class A | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Financial Services Fund - Class A | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Financial Services Fund - Class A | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Financial Services Fund - Class A | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Financial Services Fund - Class A | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Financial Services Fund - Class A | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Financial Services Fund - Class A | Homebuilding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund - Class A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Financial Services Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class C | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM Jennison Financial Services Fund - Class C | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Jennison Financial Services Fund - Class C | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM Jennison Financial Services Fund - Class C | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Financial Services Fund - Class C | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Financial Services Fund - Class C | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Financial Services Fund - Class C | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Financial Services Fund - Class C | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Financial Services Fund - Class C | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Financial Services Fund - Class C | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Financial Services Fund - Class C | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Financial Services Fund - Class C | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Financial Services Fund - Class C | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Financial Services Fund - Class C | Homebuilding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund - Class C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Homebuilding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON FINANCIAL SERVICES FUND - CLASS R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Financial Services Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class Z | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM Jennison Financial Services Fund - Class Z | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Jennison Financial Services Fund - Class Z | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM Jennison Financial Services Fund - Class Z | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Financial Services Fund - Class Z | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Financial Services Fund - Class Z | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Financial Services Fund - Class Z | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Financial Services Fund - Class Z | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Financial Services Fund - Class Z | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Financial Services Fund - Class Z | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Financial Services Fund - Class Z | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Financial Services Fund - Class Z | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Financial Services Fund - Class Z | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Financial Services Fund - Class Z | Homebuilding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund - Class Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Financial Services Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class R6 | Diversified Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
PGIM Jennison Financial Services Fund - Class R6 | Transaction & Payment Processing Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.20%
PGIM Jennison Financial Services Fund - Class R6 | Regional Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
PGIM Jennison Financial Services Fund - Class R6 | Asset Management & Custody Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
PGIM Jennison Financial Services Fund - Class R6 | Property & Casualty Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Financial Services Fund - Class R6 | Investment Banking & Brokerage [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
PGIM Jennison Financial Services Fund - Class R6 | Insurance Brokers [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
PGIM Jennison Financial Services Fund - Class R6 | Life & Health Insurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
PGIM Jennison Financial Services Fund - Class R6 | Other Diversified Financial Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
PGIM Jennison Financial Services Fund - Class R6 | Financial Exchanges & Data [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
PGIM Jennison Financial Services Fund - Class R6 | Reinsurance [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
PGIM Jennison Financial Services Fund - Class R6 | Consumer Finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
PGIM Jennison Financial Services Fund - Class R6 | Mortgage REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
PGIM Jennison Financial Services Fund - Class R6 | Homebuilding [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
PGIM Jennison Financial Services Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Financial Services Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[1]
PGIM Jennison Health Sciences Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Health Sciences Fund - Class A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
PGIM Jennison Health Sciences Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
PGIM Jennison Health Sciences Fund - Class A | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
PGIM Jennison Health Sciences Fund - Class A | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
PGIM Jennison Health Sciences Fund - Class A | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Jennison Health Sciences Fund - Class A | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Health Sciences Fund - Class A | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Health Sciences Fund - Class A | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Health Sciences Fund - Class A | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Health Sciences Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Health Sciences Fund - Class C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
PGIM Jennison Health Sciences Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
PGIM Jennison Health Sciences Fund - Class C | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
PGIM Jennison Health Sciences Fund - Class C | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
PGIM Jennison Health Sciences Fund - Class C | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Jennison Health Sciences Fund - Class C | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Health Sciences Fund - Class C | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Health Sciences Fund - Class C | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Health Sciences Fund - Class C | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Health Sciences Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class R | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Health Sciences Fund - Class R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
PGIM Jennison Health Sciences Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
PGIM Jennison Health Sciences Fund - Class R | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
PGIM Jennison Health Sciences Fund - Class R | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
PGIM Jennison Health Sciences Fund - Class R | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Jennison Health Sciences Fund - Class R | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Health Sciences Fund - Class R | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Health Sciences Fund - Class R | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Health Sciences Fund - Class R | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Health Sciences Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Health Sciences Fund - Class Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
PGIM Jennison Health Sciences Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
PGIM Jennison Health Sciences Fund - Class Z | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
PGIM Jennison Health Sciences Fund - Class Z | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
PGIM Jennison Health Sciences Fund - Class Z | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Jennison Health Sciences Fund - Class Z | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Health Sciences Fund - Class Z | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Health Sciences Fund - Class Z | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Health Sciences Fund - Class Z | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Health Sciences Fund - Class R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Health Sciences Fund - Class R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
PGIM Jennison Health Sciences Fund - Class R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.50%
PGIM Jennison Health Sciences Fund - Class R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.50%)
PGIM Jennison Health Sciences Fund - Class R6 | Biotechnology [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
PGIM Jennison Health Sciences Fund - Class R6 | Pharmaceuticals [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.20%
PGIM Jennison Health Sciences Fund - Class R6 | Health Care Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
PGIM Jennison Health Sciences Fund - Class R6 | Managed Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
PGIM Jennison Health Sciences Fund - Class R6 | Life Sciences Tools & Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
PGIM Jennison Health Sciences Fund - Class R6 | Health Care Services [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
PGIM Jennison Health Sciences Fund - Class R6 | Health Care Supplies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
PGIM Jennison Utility Fund - Class A
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Utility Fund - Class A | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Utility Fund - Class A | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Jennison Utility Fund - Class A | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Jennison Utility Fund - Class A | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
PGIM Jennison Utility Fund - Class A | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
PGIM Jennison Utility Fund - Class A | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Jennison Utility Fund - Class A | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Utility Fund - Class A | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Utility Fund - Class A | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Utility Fund - Class C
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Utility Fund - Class C | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Utility Fund - Class C | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Jennison Utility Fund - Class C | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Jennison Utility Fund - Class C | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
PGIM Jennison Utility Fund - Class C | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
PGIM Jennison Utility Fund - Class C | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Jennison Utility Fund - Class C | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Utility Fund - Class C | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Utility Fund - Class C | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Utility Fund - Class R
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Utility Fund - Class R | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Utility Fund - Class R | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Jennison Utility Fund - Class R | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Jennison Utility Fund - Class R | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
PGIM Jennison Utility Fund - Class R | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
PGIM Jennison Utility Fund - Class R | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Jennison Utility Fund - Class R | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Utility Fund - Class R | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Utility Fund - Class R | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Utility Fund - Class Z
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM Jennison Utility Fund - Class Z | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM Jennison Utility Fund - Class Z | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM Jennison Utility Fund - Class Z | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM Jennison Utility Fund - Class Z | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
PGIM Jennison Utility Fund - Class Z | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
PGIM Jennison Utility Fund - Class Z | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM Jennison Utility Fund - Class Z | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM Jennison Utility Fund - Class Z | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM Jennison Utility Fund - Class Z | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON UTILITY FUND - CLASS R6
Holdings [Line Items]
Percent of Net Asset Value	100.00%
PGIM JENNISON UTILITY FUND - CLASS R6 | Affiliated Mutual Fund - Short Term Investment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
PGIM JENNISON UTILITY FUND - CLASS R6 | Total Before Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
PGIM JENNISON UTILITY FUND - CLASS R6 | Liabilities in excess of other assets [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
PGIM JENNISON UTILITY FUND - CLASS R6 | Electric Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.80%
PGIM JENNISON UTILITY FUND - CLASS R6 | Multi-Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
PGIM JENNISON UTILITY FUND - CLASS R6 | Independent Power Producers & Energy Traders [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
PGIM JENNISON UTILITY FUND - CLASS R6 | Oil & Gas Storage & Transportation [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
PGIM JENNISON UTILITY FUND - CLASS R6 | Renewable Electricity [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
PGIM JENNISON UTILITY FUND - CLASS R6 | Gas Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%

[1]	Less than 0.05%